Unaudited Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands		Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2022		4,574,100	3,986,542	3,973,135	1,970,649	122,301,711	(4,736,702)
Balance at Dec. 31, 2022		$ 0	$ 0	$ 0	$ 0	$ 12	$ (60,095)	$ 1,423,954	$ 46,421	$ 746,658	$ 2,156,950	$ 0	$ 2,156,950
-Acquisition of non-controlling interest (Note 1)		0	0	0	0	0	0	0	0	0	0	34,132	34,132
Net income (1)		0	0	0	0	0	0	0	0	220,255	220,255	317	220,572
- Issuance of subsidiary shares to non-controlling interest (Note 1)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	(2,974)	0	0	(2,974)	5,745	2,771
- Issuance of common stock (Notes 3 and 17) (in shares)		0	0	0	0	1,181,407	0
- Issuance of common stock (Notes 3 and 17)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	10,782	0	0	10,782	0	10,782
- Repurchase of common stock (Note 17) (in shares)							(3,470,587)
- Repurchase of common stock (Note 17)							$ (31,161)	0	0	0	(31,161)	0	(31,161)
- Dividends to non-controlling shareholders of subsidiary		0	0	0	0	0	0	0	0	0	0	(571)	(571)
- Dividends – Common stock (Note 17)		0	0	0	0	0	0	0	0	(28,191)	(28,191)	0	(28,191)
- Dividends – Preferred stock (Note 17)		0	0	0	0	0	0	0	0	(15,534)	(15,534)	0	(15,534)
- Other comprehensive income (loss)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	(7,566)	0	(7,566)	0	(7,566)
Balance (in shares) at Jun. 30, 2023		4,574,100	3,986,542	3,973,135	1,970,649	125,979,952	(8,207,289)
Balance at Jun. 30, 2023		$ 0	$ 0	$ 0	$ 0	$ 12	$ (91,256)	1,431,762	38,855	923,188	2,302,561	39,623	2,342,184
Balance (in shares) at Dec. 31, 2022		4,574,100	3,986,542	3,973,135	1,970,649	122,301,711	(4,736,702)
Balance at Dec. 31, 2022		$ 0	$ 0	$ 0	$ 0	$ 12	$ (60,095)	1,423,954	46,421	746,658	2,156,950	0	$ 2,156,950
- Repurchase of common stock (Note 17) (in shares)													(6,267,808)
- Repurchase of common stock (Note 17)													$ (60,000)
Balance (in shares) at Dec. 31, 2023		4,574,100	3,986,542	3,973,135	1,970,649	129,379,133	(11,004,510)
Balance at Dec. 31, 2023		$ 0	$ 0	$ 0	$ 0	$ 13	$ (120,095)	1,435,294	21,387	1,045,932	2,382,531	56,229	2,438,760
Net income (1)	[1]	0	0	0	0	0	0	0	0	204,196	204,196	1,628	205,824
- Issuance of subsidiary shares to non-controlling interest (Note 1)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	(599)	0	0	(599)	975	376
- Issuance of common stock (Notes 3 and 17) (in shares)		0	0	0	0	1,088,601	0
- Issuance of common stock (Notes 3 and 17)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	12,802	0	0	12,802	0	$ 12,802
- Repurchase of common stock (Note 17) (in shares)													0
- Dividends to non-controlling shareholders of subsidiary		0	0	0	0	0	0	0	0	0	0	(1,479)	$ (1,479)
- Dividends – Common stock (Note 17)		0	0	0	0	0	0	0	0	(27,291)	(27,291)	0	(27,291)
- Dividends – Preferred stock (Note 17)		0	0	0	0	0	0	0	0	(15,534)	(15,534)	0	(15,534)
- Other comprehensive income (loss)		0	0	0	0	0	0	0	5,624	0	5,624	0	5,624
-Redemption of Preferred Stock (Series E)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	(110,598)	0	(5,446)	(116,044)	0	(116,044)
Balance (in shares) at Jun. 30, 2024		4,574,100	3,986,542	3,973,135	1,970,649	130,467,734	(11,004,510)
Balance at Jun. 30, 2024		$ 0	$ 0	$ 0	$ 0	$ 13	$ (120,095)	$ 1,336,899	$ 27,011	$ 1,201,857	$ 2,445,685	$ 57,353	$ 2,503,038

[1]	Net income excludes net loss attributable to non-controlling interest of $4,314 and $277 during the six-month periods ended June 30, 2023 and 2024, respectively. Temporary equity - non-controlling interest in subsidiary is reflected outside of the permanent stockholders’ equity on the December 31, 2023 and June 30, 2024 consolidated balance sheets. See Note 16 of the Notes to the Unaudited Interim Consolidated Financial Statements.